Net Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 187,259	$ 205,950
Cost of Services, Depreciation	$ 93,686	$ 102,975